SCOPE OF CONSOLIDATION - List of Subsidiaries (Details)		12 Months Ended
	Jun. 30, 2022	Dec. 31, 2024
ArcelorMittal Dofasco G.P. | NAFTA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal México S.A. de C.V. | NAFTA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal Long Products Canada G.P. | NAFTA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal Texas HBI
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	80.00%
ArcelorMittal Texas HBI | NAFTA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		80.00%
ArcelorMittal Brasil S.A. | Brazil and neighboring countries ("Brazil")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		97.08%
Acindar Industria Argentina de Aceros S.A. ("Acindar") | Brazil and neighboring countries ("Brazil")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal Pecém | Brazil and neighboring countries ("Brazil")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal France S.A.S. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal Belgium N.V. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal España S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		99.85%
ArcelorMittal Flat Carbon Europe S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal Poland S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal Eisenhüttenstadt GmbH | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal Bremen GmbH | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal Méditerranée S.A.S. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal Belval & Differdange S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal Hamburg GmbH | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal Duisburg GmbH | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal International Luxembourg S.A. | Sustainable Solutions
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
AM Green Energy India Private Limited
Disclosure of subsidiaries [line items]
Right to variable returns (in percent)		1
AM Green Energy India Private Limited | Sustainable Solutions
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		74.00%
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure Canada G.P. ("AMMC") | Mining
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		85.00%
ArcelorMittal Liberia Ltd | Mining
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		85.00%
AMSA
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary		53.05%
AMSA | ACIS
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		69.22%
PJSC ArcelorMittal Kryvyi Rih ("AMKR") | ACIS
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		95.13%